Stockholders’ Equity (Tables)	12 Months Ended
Apr. 30, 2021
Equity [Abstract]
Schedule of stock-based compensation expense
Schedule of stock-based compensation expense
Description	April 30, 2021	April 30, 2020
Chief Executive Officer	$161,107	$112,035
Chief Financial Officer	161,107	112,035
Chief Marketing Officer	31,693	7,061
Related party consultant	76,882	49,711
Marketing consultant	5,286	—
Marketing consultant	119,059	—
Marketing consultant	20,000	—
Marketing consultant	28,595	—
Business consultant	76,882	49,711
Total	$680,611	$356,252

The table below presents the shares issued as compensation for the years ended April 30, 2021 and 2020:

	Year Ended	Year Ended
Description	April 30, 2021	April 30, 2020
Chief Executive Officer	—	13,125
Chief Financial Officer	—	13,125
Chief Marketing Officer	3,646	625
Related party consultant	—	6,250
Business consultant	—	6,250
Marketing consultant	625	—
Marketing consultant	20,000	—
Marketing consultant	75,000	—
Total	99,270	39,375

The table below presents the prepaid stock-based compensation expense as of April 30, 2021 and 2020:

	Year Ended	Year Ended
Description	April 30, 2021	April 30, 2020
Chief Executive Officer	$40,608	$201,715
Chief Financial Officer	40,608	201,715
Related party consultant	25,908	102,790
Business consultant	25,908	102,790
Marketing consultant	380,441	—
Marketing consultant	118,405	—
Total	$631,878	$609,010